Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2021	Dec. 31, 2021	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($) $ / $
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table reports the compensation of our Chief Executive Officer (our Principal Executive Officer, or “PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table in our proxy statements for the past three years, as well as their “compensation actually paid” (“CAP”), as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a new measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values of option awards included in the Summary Compensation Table have been replaced with fair values reflecting the change in value of option awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.

	Summary Compensation Table Total for PEO - Ian Mortimer(1)	Compensation Actually Paid to PEO - Ian Mortimer(2)(3)	Summary Compensation Table Total for PEO - Simon Pimstone(1)	Compensation Actually Paid to PEO - Simon Pimstone(2)(3)	Average Summary Compensation Table Total for Other NEOs(4)	Average Compensation Actually Paid to Other NEOs(2)(3)	Xenon TSR(5)	Peer Group TSR(6)	Net Loss (in thousands)(7)
2022	$9,228,604	$13,947,116	$—	$—	$3,177,945	$3,664,432	$301	$111	$125,373
2021	3,894,997	8,160,743	4,116,416	9,969,831	1,971,967	3,759,699	238	125	78,882
2020	—	—	2,941,911	3,958,576	1,444,912	1,835,688	117	126	28,837

(1)
Mr. Mortimer served as the President and Chief Financial Officer for the year 2020 through to June 2, 2021, and President and Chief Executive Officer since June 3, 2021. His total compensation for 2022 and 2021 have been disclosed as amounts related to the first PEO. Dr. Pimstone served as the Chief Executive Officer for the year 2020 through to June 2, 2021. His total compensation for 2020 and 2021 have been disclosed as amounts related to the second PEO. Compensation amounts paid to our PEOs were paid in Canadian dollars and have been converted to U.S. dollars for purposes of the table. For 2022, the U.S. dollar per Canadian dollar exchange rate used for such conversion was 0.7692, 0.7980 and 0.7461, which were the average Bank of Canada foreign exchange rates for the 2022, 2021 and 2020 fiscal years, respectively.
(2)
The 2022 Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2) (iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021			2020
	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	PEO - Simon Pimstone	Average for Other NEOs	PEO - Simon Pimstone	Average for Other NEOs
Summary Compensation Table	$9,228,604	$3,177,945	$3,894,997	$4,116,416	$1,971,967	$2,941,911	$1,444,912
Adjustments
Deduction for amounts reported under "Option Awards" in the Summary Compensation Table	(8,254,844)	(2,643,857)	(2,937,835)	(3,104,921)	(1,608,715)	(2,154,135)	(807,801)
Year-end fair value of option awards granted during year that remained unvested as of last day of year	11,554,862	2,527,625	5,223,454	5,133,746	3,249,254	2,989,052	1,120,894
Change in fair value from last day of prior year to last day of year of unvested option awards	1,263,011	478,051	1,479,078	2,919,034	111,424	305,345	125,819
Change in fair value from prior years' option awards that vested during the year	155,483	124,668	501,049	905,556	35,769	(123,597)	(48,136)
Compensation Actually Paid	$13,947,116	$3,664,432	$8,160,743	$9,969,831	$3,759,699	$3,958,576	$1,835,688

(3)
For purposes of calculating the CAP to each PEO and the average CAP to our Other NEOs, compensation related to equity awards was remeasured using a Black-Scholes option pricing model as of the applicable year-end date or, in the case of vested options, the vesting date. The Black-Scholes option pricing model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate, and the assumptions we used for these variables are as follows:

Year Ended December 31,
	2022	2021	2020
Expected term (in years)	5.36 – 6.94	4.67 – 7.21	4.77 – 7.32
Volatility	68.08% - 76.18%	65.59% - 77.46%	66.61% - 70.15%
Risk-free interest rate	1.42% - 4.20%	0.48% - 1.44%	0.22% - 1.42%
Dividend yield	—	—	—

(4)
The Other NEOs for each year are as follows:

2022 – Sherry Aulin, Christopher Von Seggern, Christopher Kenney and Andrea DiFabio

2021 – Sherry Aulin and Christopher Kenney

2020 – Ian Mortimer and Ernesto Aycardi

(5)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made in our Common Shares or the shares represented by the peer group (as applicable) on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year.
(6)
Peer Group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
(7)
The amounts reported in this column represent the amount of net loss as reflected in the Corporation’s audited financial statements for the applicable year as included in our Annual Report on Form 10-K for the year ended December 31, 2022.
(8)
No tabular list of financial performance measures or “Company-Selected Measure” has been included because there were no financial performance measures used by the Corporation to link compensation actually paid to the NEOs, for the 2022 fiscal year, to company performance.

Named Executive Officers, Footnote [Text Block]
(1)
Mr. Mortimer served as the President and Chief Financial Officer for the year 2020 through to June 2, 2021, and President and Chief Executive Officer since June 3, 2021. His total compensation for 2022 and 2021 have been disclosed as amounts related to the first PEO. Dr. Pimstone served as the Chief Executive Officer for the year 2020 through to June 2, 2021. His total compensation for 2020 and 2021 have been disclosed as amounts related to the second PEO. Compensation amounts paid to our PEOs were paid in Canadian dollars and have been converted to U.S. dollars for purposes of the table. For 2022, the U.S. dollar per Canadian dollar exchange rate used for such conversion was 0.7692, 0.7980 and 0.7461, which were the average Bank of Canada foreign exchange rates for the 2022, 2021 and 2020 fiscal years, respectively.
(4)
The Other NEOs for each year are as follows:

2022 – Sherry Aulin, Christopher Von Seggern, Christopher Kenney and Andrea DiFabio

2021 – Sherry Aulin and Christopher Kenney

2020 – Ian Mortimer and Ernesto Aycardi

Peer Group Issuers, Footnote [Text Block]
(6)
Peer Group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Non-PEO NEO Average Total Compensation Amount			$ 3,177,945	$ 1,971,967	$ 1,444,912
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,664,432	3,759,699	1,835,688
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The 2022 Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2) (iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021			2020
	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	PEO - Simon Pimstone	Average for Other NEOs	PEO - Simon Pimstone	Average for Other NEOs
Summary Compensation Table	$9,228,604	$3,177,945	$3,894,997	$4,116,416	$1,971,967	$2,941,911	$1,444,912
Adjustments
Deduction for amounts reported under "Option Awards" in the Summary Compensation Table	(8,254,844)	(2,643,857)	(2,937,835)	(3,104,921)	(1,608,715)	(2,154,135)	(807,801)
Year-end fair value of option awards granted during year that remained unvested as of last day of year	11,554,862	2,527,625	5,223,454	5,133,746	3,249,254	2,989,052	1,120,894
Change in fair value from last day of prior year to last day of year of unvested option awards	1,263,011	478,051	1,479,078	2,919,034	111,424	305,345	125,819
Change in fair value from prior years' option awards that vested during the year	155,483	124,668	501,049	905,556	35,769	(123,597)	(48,136)
Compensation Actually Paid	$13,947,116	$3,664,432	$8,160,743	$9,969,831	$3,759,699	$3,958,576	$1,835,688

Equity Valuation Assumption Difference, Footnote [Text Block]
(3)
For purposes of calculating the CAP to each PEO and the average CAP to our Other NEOs, compensation related to equity awards was remeasured using a Black-Scholes option pricing model as of the applicable year-end date or, in the case of vested options, the vesting date. The Black-Scholes option pricing model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate, and the assumptions we used for these variables are as follows:

Year Ended December 31,
	2022	2021	2020
Expected term (in years)	5.36 – 6.94	4.67 – 7.21	4.77 – 7.32
Volatility	68.08% - 76.18%	65.59% - 77.46%	66.61% - 70.15%
Risk-free interest rate	1.42% - 4.20%	0.48% - 1.44%	0.22% - 1.42%
Dividend yield	—	—	—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			CAP vs TSR of Xenon & peer Group
Compensation Actually Paid vs. Net Income [Text Block]			CAP vsNet Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]
(7)
The amounts reported in this column represent the amount of net loss as reflected in the Corporation’s audited financial statements for the applicable year as included in our Annual Report on Form 10-K for the year ended December 31, 2022.
(8)
No tabular list of financial performance measures or “Company-Selected Measure” has been included because there were no financial performance measures used by the Corporation to link compensation actually paid to the NEOs, for the 2022 fiscal year, to company performance.

Total Shareholder Return Vs Peer Group [Text Block]
(5)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made in our Common Shares or the shares represented by the peer group (as applicable) on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year.

Total Shareholder Return Amount			$ 301	238	117
Peer Group Total Shareholder Return Amount			111	125	126
Net Income (Loss)			$ 125,373,000	$ 78,882,000	$ 28,837,000
PEO Name	Dr. Pimstone	Mr. Mortimer	Mr. Mortimer		Dr. Pimstone
Comp Expected Term Maximum			6 years 11 months 8 days	7 years 2 months 15 days	7 years 3 months 25 days
Comp Expected Term Minimum			5 years 4 months 9 days	4 years 8 months 1 day	4 years 9 months 7 days
Comp Risk-free Interest Rate Maximum			4.20%	1.44%	1.42%
Comp risk-free interest rate Minimum			1.42%	0.48%	0.22%
Comp Dividend Yield			0.00%	0.00%	0.00%
Comp Amt Convertion Foreign Exchange Rate | $ / $			0.7692	0.7980	0.7461
Comp Volatility Rate Maximum			76.18%	77.46%	70.15%
Comp Volatility Rate Minimum			68.08%	65.59%	66.61%
Ian Mortimer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,228,604	$ 3,894,997
PEO Actually Paid Compensation Amount			13,947,116	8,160,743
Simon Pimstone [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				4,116,416	2,941,911
PEO Actually Paid Compensation Amount				9,969,831	3,958,576
PEO [Member] | Ian Mortimer [Member] | Deduction for Amounts Reported under Option Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,254,844)	(2,937,835)
PEO [Member] | Ian Mortimer [Member] | Year-End Fair Value of Option Awards Granted during Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,554,862	5,223,454
PEO [Member] | Ian Mortimer [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,263,011	1,479,078
PEO [Member] | Ian Mortimer [Member] | Change in Fair Value from Prior Years' Option Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			155,483	501,049
PEO [Member] | Simon Pimstone [Member] | Deduction for Amounts Reported under Option Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,104,921)	(2,154,135)
PEO [Member] | Simon Pimstone [Member] | Year-End Fair Value of Option Awards Granted during Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,133,746	2,989,052
PEO [Member] | Simon Pimstone [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,919,034	305,345
PEO [Member] | Simon Pimstone [Member] | Change in Fair Value from Prior Years' Option Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				905,556	(123,597)
Non-PEO NEO [Member] | Deduction for Amounts Reported under Option Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,643,857)	(1,608,715)	(807,801)
Non-PEO NEO [Member] | Year-End Fair Value of Option Awards Granted during Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,527,625	3,249,254	1,120,894
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			478,051	111,424	125,819
Non-PEO NEO [Member] | Change in Fair Value from Prior Years' Option Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 124,668	$ 35,769	$ (48,136)